UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORED OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22909

OUTLOOK FUNDS TRUST
Three Canal Plaza, Suite 600
Portland, Maine 04101
(207) 347-2000

Alan M. Meckler, President
 Three Canal Plaza, Suite 600
Portland, Maine 04101
(207) 347-2000

Date of fiscal year end:

December 31

3D Printing and Technology Fund

Date of reporting period: July 1, 2013 - June 30, 2014

ITEM 1. PROXY VOTING RECORD

The 3D Printing and Technology Fund

The Fund held no securities during the period July 1, 2013 through June 30, 2014 that required proxy votes and, therefore, there is no voting record to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OUTLOOK FUNDS TRUST

By:	/s/ Alan M. Meckler
Alan M. Meckler, President and Principal Executive Officer

Date:	7/15/14